UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BANK LOANS – 5.4%
$277,778	Alon USA Energy, Inc. 10.000%, 11/9/20181, 2, 7	$288,194
250,000	Ameriforge Group, Inc. 5.000%, 1/7/20191, 2, 7	253,438
1,000,000	ARAMARK Corp. 3.250%, 7/26/20161, 7	1,012,190
1,000,000	BATS Global Markets, Inc. 7.000%, 11/20/20181, 2, 7	995,000
500,000	Calceus Acquisition, Inc. 5.750%, 1/7/20201, 2, 7	506,250
1,000,000	Chesapeake Energy Corp. 5.750%, 12/2/20171, 2, 7	1,027,030
498,750	Collective Brands, Inc. 7.250%, 9/19/20191, 2, 7	506,024
500,000	EP Energy LLC 4.500%, 4/23/20191, 2, 7	506,517
500,000	MedAssets, Inc. 4.000%, 11/20/20191, 7	507,500
498,745	Monitronics International, Inc. 5.500%, 3/23/20181, 2, 7	504,668
987,500	Offshore Group Investment Ltd. 6.250%, 10/17/20171, 2, 7	997,375
22,724	Realogy Group LLC 3.000%, 10/10/20131, 7	22,270
500,000	Sage Products Holdings III LLC 5.250%, 12/13/20191, 2, 7	506,250
1,000,000	Sequa Corp. 5.250%, 6/18/20171, 2, 7	1,017,080
500,000	SunGard Data Systems, Inc. 4.500%, 12/4/20191, 2, 7	506,875
1,000,000	U.S. Coatings Acquisition, Inc. 4.750%, 2/1/20201, 2, 7	1,016,420
1,000,000	Wilsonart International Holding LLC 5.500%, 10/3/20191, 7	1,014,375
498,477	Windsor Financing LLC 6.250%, 11/30/20171, 2, 7	515,924

	TOTAL BANK LOANS (Cost $11,404,187)	11,703,380

	BONDS – 66.1%
	ASSET-BACKED SECURITIES – 48.3%
3,000,000	Anchorage Capital CLO 2012-1 Ltd. (Cayman Islands) 5.464%, 1/13/20251, 2, 3	2,787,300
10,000,000	Apidos Quattro CDO (Cayman Islands) 0.552%, 1/20/20191, 2, 3	9,869,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$8,959,822	Babson CLO, Inc. 2005-I (Cayman Islands) 0.594%, 4/15/20191, 2, 3	$8,839,993
4,352,060	Babson CLO, Inc. 2005-III (Cayman Islands) 0.560%, 11/10/20191, 3	4,276,064
	BlueMountain CLO Ltd. (Cayman Islands)
5,000,000	6.060%, 8/16/20221, 2, 3	4,946,140
1,700,000	0.000%, 11/20/20242, 3	1,695,750
3,000,000	Cent CLO LP (Cayman Islands) 0.000%, 1/30/20253	2,970,000
1,980,000	Diamond Lake CLO Ltd. (Cayman Islands) 1.911%, 12/1/20191, 2, 3	1,809,522
3,000,000	Dryden XXII Senior Loan Fund (Cayman Islands) 5.504%, 1/15/20221, 2, 3	2,879,355
6,000,000	Fraser Sullivan CLO Ltd. (Cayman Islands) 1.809%, 12/20/20201, 2, 3	5,472,600
	ING Investment Management Co. (Cayman Islands)
10,000,000	0.524%, 12/13/20201, 2, 3	9,901,150
3,000,000	1.399%, 5/1/20221, 2, 3	2,747,802
2,000,000	LCM IX LP (Cayman Islands) 4.505%, 7/14/20221, 2, 3	1,859,000
3,000,000	LCM LP (Cayman Islands) 0.000%, 1/19/20233	2,985,000
2,000,000	Marathon CLO Ltd. (Cayman Islands) 0.000%, 2/21/20251, 3	1,833,000
2,000,000	Mountain View Funding CLO (Cayman Islands) 1.855%, 1/12/20211, 2, 3	1,727,278
1,400,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 5.810%, 3/22/20231, 2, 3	1,388,394
	OZLM Funding Ltd. (Cayman Islands)
6,350,000	6.402%, 7/22/20231, 2, 3	6,384,989
15,000,000	1.631%, 1/22/20251, 2, 3	14,985,000
8,507,705	Sapphire Valley CDO Ltd. (Cayman Islands) 0.574%, 12/15/20221, 2, 3	8,056,865
	Venture CDO Ltd. (Cayman Islands)
4,600,000	6.869%, 11/14/20221, 2	4,554,000
2,500,000	0.000%, 2/28/20242, 3	2,412,500
		104,380,702

	CORPORATE – 17.7%
350,000	313 Group, Inc. 6.375%, 12/1/20192, 3	344,750
350,000	AerCap Aviation Solutions BV (Netherlands) 6.375%, 5/30/20172	372,750

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$151,000	Air Lease Corp. 3.875%, 12/1/20183, 4, 5	$172,612
500,000	Aircastle Ltd. (Bermuda) 6.750%, 4/15/20172	552,500
137,000	AK Steel Corp. 8.375%, 4/1/20222, 5	126,040
45,000	Alere, Inc. 3.000%, 5/15/20164, 5	42,947
145,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20154, 5	136,300
63,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20292, 3, 4, 5	94,028
359,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20214, 5	495,420
250,000	ARAMARK Corp. 3.799%, 2/1/20151, 2	251,563
150,000	Asbury Automotive Group, Inc. 7.625%, 3/15/20172	154,875
57,000	Auxilium Pharmaceuticals, Inc. 1.500%, 7/15/20184, 5	60,099
400,000	Berry Plastics Corp. 5.054%, 2/15/20151, 2	401,500
138,000	Bottomline Technologies, Inc. 1.500%, 12/1/20174, 5	163,789
94,000	BTA Bank JSC (Kazakstan) 5.500%, 12/21/2022	67,210
82,000	Cadence Design Systems, Inc. 2.625%, 6/1/20154, 5	154,724
196,000	Callaway Golf Co. 3.750%, 8/15/20192, 3, 4, 5	212,415
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	219,500
608,000	CDW LLC / CDW Finance Corp. 12.535%, 10/12/20172	653,600
	Cemex S.A.B. de C.V. (Mexico)
269,000	4.875%, 3/15/20154, 5	309,854
149,000	3.750%, 3/15/20184	182,804
250,000	Centene Corp. 5.750%, 6/1/20172	268,125
10,429	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 4, 5	435,411
184,000	Chiquita Brands International, Inc. 4.250%, 8/15/20164, 5	165,370

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	Ciena Corp.
$64,000	3.750%, 10/15/20183, 4, 5	$72,240
28,000	4.000%, 12/15/20204, 5	33,075
260,000	Cincinnati Bell, Inc. 8.250%, 10/15/20172	280,475
	Claire's Stores, Inc.
379,000	8.875%, 3/15/20192, 5	373,315
671,000	9.000%, 3/15/20192, 3, 5	738,100
21,000	Clearwater Paper Corp. 4.500%, 2/1/20232, 3, 5	20,948
400,000	CNH Capital LLC 6.250%, 11/1/20162	443,000
215,000	Cobalt International Energy, Inc. 2.625%, 12/1/20194, 5	220,375
300,000	CommScope, Inc. 8.250%, 1/15/20192, 3	329,250
350,000	Copano Energy LLC / Copano Energy Finance Corp. 7.750%, 6/1/20182	371,437
185,000	Covanta Holding Corp. 3.250%, 6/1/20144, 5	235,066
400,000	Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/20182	431,500
83,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20174, 5	133,215
150,000	Dendreon Corp. 2.875%, 1/15/20164, 5	124,875
123,000	DFC Global Corp. 3.250%, 4/15/20173, 4, 5	137,529
500,000	DPL, Inc. 6.500%, 10/15/20162	527,500
	DR Horton, Inc.
348,000	6.875%, 5/1/20135	352,872
147,000	2.000%, 5/15/20144	272,317
182,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20144, 5	154,586
272,000	Electronic Arts, Inc. 0.750%, 7/15/20164, 5	258,230
194,000	Encore Capital Group, Inc. 3.000%, 11/27/20173, 4, 5	217,523
195,000	Endo Health Solutions, Inc. 1.750%, 4/15/20154, 5	240,703

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$87,000	Exelixis, Inc. 4.250%, 8/15/20194, 5	$87,598
300,000	Frontier Communications Corp. 7.125%, 3/15/20192	330,000
	General Cable Corp.
250,000	2.683%, 4/1/20151, 2	248,125
429,000	4.500%, 11/15/20291, 4, 5	506,488
250,000	GenOn Energy, Inc. 7.875%, 6/15/20172	278,750
94,000	Greenbrier Cos., Inc. 3.500%, 4/1/20184, 5	91,474
124,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20174, 5	94,705
178,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20164, 5	187,456
43,000	HCA Holdings, Inc. 6.250%, 2/15/20212, 5	45,365
	HD Supply, Inc.
663,100	13.500%, 9/1/20152	684,236
205,000	7.500%, 7/15/20202, 3	202,950
820,000	10.500%, 1/15/20212, 3	840,500
400,000	Hertz Corp. 7.500%, 10/15/20182	441,000
350,000	Holly Energy Partners LP / Holly Energy Finance Corp. 8.250%, 3/15/20182	379,750
107,000	Horsehead Holding Corp. 3.800%, 7/1/20174, 5	103,589
400,000	iGATE Corp. 9.000%, 5/1/20162	441,500
141,000	Illumina, Inc. 0.250%, 3/15/20163, 4, 5	135,889
300,000	Ineos Finance PLC (United Kingdom) 9.000%, 5/15/20152, 3	319,500
250,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/20202, 3	268,750
400,000	International Lease Finance Corp. 5.750%, 5/15/2016	432,324
38,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20193, 4, 5	44,341
174,000	iStar Financial, Inc. 3.000%, 11/15/20164, 5	194,771
500,000	Jarden Corp. 7.500%, 5/1/20172	566,875

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$103,000	Jefferies Group, Inc. 3.875%, 11/1/20292, 4, 5	$104,094
88,000	JetBlue Airways Corp. 6.750%, 10/15/20392, 4, 5	121,275
350,000	JMC Steel Group 8.250%, 3/15/20182, 3	374,500
106,000	Kaiser Aluminum Corp. 4.500%, 4/1/20154, 5	145,220
76,000	KB Home 1.375%, 2/1/20192, 4, 5	77,853
150,000	Kemet Corp. 10.500%, 5/1/20182	153,750
226,000	Knight Capital Group, Inc. 3.500%, 3/15/20154, 5	224,588
225,000	Lennar Corp. 2.750%, 12/15/20202, 3, 4, 5	440,016
7,000	Level 3 Communications, Inc. 7.000%, 3/15/20154, 5	8,641
320,000	Level 3 Financing, Inc. 8.625%, 7/15/20202, 5	359,600
355,000	Liberty Interactive LLC 3.250%, 3/15/20312, 4	358,106
218,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20144, 5	232,851
117,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20272, 4, 5	117,293
350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20182	372,750
54,000	Medicines Co. 1.375%, 6/1/20173, 4, 5	67,804
	MGM Resorts International
195,000	4.250%, 4/15/20154, 5	211,819
44,800	6.625%, 12/15/20212, 5	46,200
410,000	Microchip Technology, Inc. 2.125%, 12/15/20374, 5	533,512
373,000	Micron Technology, Inc. 1.500%, 8/1/20312, 4, 5	382,558
108,000	National Financial Partners Corp. 4.000%, 6/15/20174, 5	162,338
422,114	Neenah Paper, Inc. 7.375%, 11/15/20142, 5	424,225
61,000	Newpark Resources, Inc. 4.000%, 10/1/20174	68,358

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$177,000	Novellus Systems, Inc. 2.625%, 5/15/20414, 5	$247,579
180,000	NuVasive, Inc. 2.750%, 7/1/20174, 5	168,750
227,000	Peabody Energy Corp. 4.750%, 12/15/20412, 4, 5	217,494
200,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/20182	214,000
	PHH Corp.
264,000	4.000%, 9/1/20144, 5	293,205
70,000	6.000%, 6/15/20174	134,663
250,000	7.375%, 9/1/20192	281,875
417,000	Ply Gem Industries, Inc. 9.375%, 4/15/20172, 5	454,530
151,000	PNM Resources, Inc. 9.250%, 5/15/2015	172,895
250,000	Polymer Group, Inc. 7.750%, 2/1/20192	273,125
350,000	Provident Funding Associates LP / PFG Finance Corp. 10.250%, 4/15/20172, 3	392,875
345,000	Quiksilver, Inc. 6.875%, 4/15/20152, 5	345,862
758,000	Realogy Corp. 11.500%, 4/15/20172, 5	818,640
202,000	Regis Corp. 5.000%, 7/15/20144, 5	254,772
	Rite Aid Corp.
122,000	6.875%, 8/15/2013	124,516
345,000	7.500%, 3/1/20172, 5	354,487
400,636	9.500%, 6/15/20172, 5	420,167
125,000	Ryland Group, Inc. 1.625%, 5/15/20184, 5	181,250
	SBA Communications Corp.
202,000	4.000%, 10/1/20144	468,892
200,000	5.625%, 10/1/20192, 3	210,750
84,000	SEACOR Holdings, Inc. 2.500%, 12/15/20272, 3, 4, 5	89,775
250,000	Sequa Corp. 7.000%, 12/15/20172, 3	253,125
110,000	Silver Standard Resources, Inc. (Canada) 2.875%, 2/1/20332, 3, 4, 5	104,775
149,000	Standard Pacific Corp. 1.250%, 8/1/20322, 4, 5	189,323

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$200,000	Steel Dynamics, Inc. 6.125%, 8/15/20192, 3	$217,000
246,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20144, 5	242,310
167,000	Stillwater Mining Co. 1.750%, 10/15/20322, 4, 5	205,306
223,000	Stone Energy Corp. 1.750%, 3/1/20173, 4, 5	206,275
68,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20414, 5	97,283
259,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20164, 5	257,381
8,000	Tenet Healthcare Corp. 4.500%, 4/1/20212, 3	7,890
95,000	Theravance, Inc. 2.125%, 1/15/20234, 5	98,800
200,000	TIBCO Software, Inc. 2.250%, 5/1/20322, 3, 4, 5	195,500
65,000	Toll Brothers Finance Corp. 0.500%, 9/15/20322, 3, 4, 5	70,078
180,000	Tops Holding Corp. / Tops Markets LLC 8.875%, 12/15/20172, 3, 5	194,400
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	432,000
400,000	Universal Hospital Services, Inc. 3.902%, 6/1/20151, 2	398,750
500,000	Valeant Pharmaceuticals International 6.875%, 12/1/20182, 3	532,500
269,000	VeriSign, Inc. 3.250%, 8/15/20374	374,919
252,000	Virgin Media, Inc. 6.500%, 11/15/20164	550,620
185,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20423, 4, 5	196,447
350,000	Viskase Cos., Inc. 9.875%, 1/15/20182, 3	364,000
79,000	Volcano Corp. 1.750%, 12/1/20174, 5	82,851
250,000	VPI Escrow Corp. 6.375%, 10/15/20202, 3	260,625
247,000	Walter Investment Management Corp. 4.500%, 11/1/20194, 5	273,861
262,000	WebMD Health Corp. 2.500%, 1/31/20184, 5	232,689

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$140,000	WellPoint, Inc. 2.750%, 10/15/20423, 4, 5	$153,825
169,000	WESCO International, Inc. 6.000%, 9/15/20292, 4	449,857
113,000	Western Refining, Inc. 5.750%, 6/15/20144, 5	393,381
€95,000	Wind Acquisition Holdings Finance S.A. (Luxembourg) 12.250%, 7/15/20172	134,793
$400,000	WPX Energy, Inc. 5.250%, 1/15/20172	420,000
156,000	Wright Medical Group, Inc. 2.000%, 8/15/20173, 4, 5	168,383
221,000	XM Satellite Radio, Inc. 7.000%, 12/1/20143, 4, 5	404,568
		38,203,221

	GOVERNMENT – 0.1%
	Argentine Republic Government International Bond (Argentina)
81,000	8.750%, 6/2/20175	62,986
107,846	8.280%, 12/31/2033	68,752
€81,000	Hellenic Republic Government Bond (Greece) 2.000%, 2/24/20421	47,082
		178,820

	TOTAL BONDS (Cost $137,606,736)	142,762,743

Number of Shares

	COMMON STOCKS – 17.4%
	BASIC MATERIALS – 0.5%
1,950	CF Industries Holdings, Inc.5	446,881
4,180	Cliffs Natural Resources, Inc.5	155,956
2,590	Eastman Chemical Co.5	184,279
2,200	LyondellBasell Industries N.V. - Class A (Netherlands)	139,524
1,540	Monsanto Co.	156,079
		1,082,719

	COMMUNICATIONS – 1.9%
125	Amazon.com, Inc.*	33,187
4,860	Aruba Networks, Inc.*	111,974
1,198	AT&T, Inc.5	41,678
8,596	Blucora, Inc.*	127,737
7,280	CBS Corp. - Class B5	303,722
714	Cellcom Israel Ltd. (Israel)5	5,591
511	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)5	16,337

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
4,800	Crown Castle International Corp.*	$338,496
949	Deutsche Telekom A.G. (Germany)	11,666
1,633	Deutsche Telekom A.G. - ADR (Germany)5	20,021
6,860	eBay, Inc.*, 5	383,680
12,350	Facebook, Inc. - Class A*, 5	382,479
3,155	France Telecom S.A. - ADR (France)5	35,967
250	Google, Inc. - Class A*	188,922
3,180	HomeAway, Inc.*, 5	76,225
6,400	Juniper Networks, Inc.*, 5	143,232
794	KT Corp. - ADR (South Korea)*, 5	13,450
4,700	Lamar Advertising Co. - Class A*	200,408
1,500	Level 3 Communications, Inc.*	35,730
2,700	Liberty Media Corp. - Liberty Capital - Class A	301,077
2,798	Mobile Telesystems OJSC - ADR (Russia)5	55,009
244	Philippine Long Distance Telephone Co. - ADR (Philippines)5	16,804
31,206	RF Micro Devices, Inc.*	156,030
4,100	SBA Communications Corp. - Class A*	285,606
803	SK Telecom Co., Ltd. - ADR (South Korea)5	13,611
7,641	StarHub Ltd. (Singapore)	24,077
922	Telefonica Czech Republic A.S. (Czech Republic)	15,942
3,300	Telekomunikacja Polska S.A. - GDR (Poland)5	14,091
18,900	TIBCO Software, Inc.*, 5	443,016
2,980	Time Warner, Inc.5	150,550
1,200	Tribune Co.	62,400
1,200	tw telecom, Inc.*	33,156
1,389	Verizon Communications, Inc.	60,574
		4,102,445

	CONSUMER, CYCLICAL – 2.4%
20,829	Arrow Electronics, Inc.*	800,250
420	AutoZone, Inc.*, 5	155,274
37,777	Brown Shoe Co., Inc.	651,276
2,240	Cie Financiere Richemont S.A. (Switzerland)	184,226
5,330	Hibbett Sports, Inc.*	280,678
3,300	Home Depot, Inc.5	220,836
5,030	Las Vegas Sands Corp.5	277,908
10,200	MGM Resorts International*, 5	130,254
6,200	Michael Kors Holdings Ltd. (China)5	348,006
880	Ralph Lauren Corp.5	146,502
9,440	Regal Entertainment Group - Class A5	140,939
45,780	Rite Aid Corp.*, 5	73,248
41,942	Skechers U.S.A., Inc. - Class A*	796,898
1,816	Sonic Corp.*	20,267
1,840	Starwood Hotels & Resorts Worldwide, Inc.	112,994

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
18,801	Thor Industries, Inc.	$791,146
1,200	TJX Cos., Inc.	54,216
350	Whirlpool Corp.	40,383
		5,225,301

	CONSUMER, NON-CYCLICAL – 3.4%
1,200	ADT Corp.	57,000
2,370	Alexion Pharmaceuticals, Inc.*, 5	222,756
1,790	Allergan, Inc.5	187,968
1,720	Anheuser-Busch InBev N.V. - ADR (Belgium)	152,392
600	Beam, Inc.	36,804
21,944	Capital Senior Living Corp.*	465,871
3,570	Catamaran Corp.*, 5	185,247
5,690	ConAgra Foods, Inc.	186,006
19,391	Conceptus, Inc.*	400,618
14,948	Cynosure, Inc. - Class A*	399,112
2,550	Equifax, Inc.5	149,685
2,370	Estee Lauder Cos., Inc. - Class A5	144,404
24,431	Euronet Worldwide, Inc.*	597,827
4,040	Express Scripts Holding Co.*, 5	215,817
7,600	Gilead Sciences, Inc.*, 5	299,820
630	HCA Holdings, Inc.	23,719
3,790	Hershey Co.5	301,115
21,512	K12, Inc.*	397,111
9,927	Korn/Ferry International*	170,546
3,410	Medivation, Inc.*, 5	185,368
8,577	Myriad Genetics, Inc.*	232,094
13,870	Pfizer, Inc.	378,374
3,320	Procter & Gamble Co.5	249,531
24,665	Quanta Services, Inc.*	714,545
600	Tenet Healthcare Corp.*	23,298
13,242	United Rentals, Inc.*	670,310
1,200	Vanguard Health Systems, Inc.*	16,764
6,963	VCA Antech, Inc.*	150,401
5,000	Zoetis, Inc.*	130,000
		7,344,503

	ENERGY – 1.9%
2,352	Arch Coal, Inc.	16,746
4,420	Cabot Oil & Gas Corp.5	233,288
1,010	Chesapeake Energy Corp.	20,382
4,210	Concho Resources, Inc.*, 5	384,036
2,442	Continental Resources, Inc.*	202,979
1,800	EOG Resources, Inc.	224,964
7,800	HollyFrontier Corp.	407,316

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
4,700	Kinder Morgan, Inc.	$176,062
8,040	Marathon Oil Corp.	270,224
1,210	National Oilwell Varco, Inc.5	89,709
250	Noble Energy, Inc.	26,948
19,548	Northern Oil and Gas, Inc.*	323,324
4,800	Northern Tier Energy LP	120,960
1,411	Peabody Energy Corp.	35,487
1,200	Phillips 66	72,684
600	Pioneer Natural Resources Co.	70,524
3,400	Schlumberger Ltd.5	265,370
12,000	Tesoro Corp.	584,280
5,932	Valero Energy Corp.	259,406
6,500	Western Refining, Inc.	218,595
753	YPF S.A. - ADR (Argentina)	12,771
		4,016,055

	FINANCIAL – 2.2%
1,020	Affiliated Managers Group, Inc.*, 5	146,809
4,600	Aircastle Ltd.	63,480
6,790	Allstate Corp.5	298,081
6,650	American International Group, Inc.*	251,569
4,293	Apollo Commercial Real Estate Finance, Inc. - REIT5	74,956
7,527	Bank of America Corp.5	85,206
1,010	Blackstone Group LP5	18,685
1,646	Capital One Financial Corp.	92,703
10,155	Chesapeake Lodging Trust - REIT	216,809
2,587	CIT Group, Inc.*, 5	109,559
6,930	Citigroup, Inc.5	292,169
1,515	Colony Financial, Inc. - REIT5	32,603
17,286	Ellie Mae, Inc.*	346,239
9,294	Fifth Street Finance Corp.5	100,840
2,425	First Niagara Financial Group, Inc.5	19,012
2,300	Home Loan Servicing Solutions Ltd. (Cayman Islands)	50,002
21,379	Host Hotels & Resorts, Inc.	358,953
11,900	iStar Financial, Inc. - REIT*	115,311
1,200	Marsh & McLennan Cos., Inc.	42,576
5,500	Medley Capital Corp.	83,600
12,000	Newcastle Investment Corp. - REIT	125,880
15,466	PennantPark Investment Corp.5	172,910
810	PNC Financial Services Group, Inc.5	50,058
5,080	Raymond James Financial, Inc.5	226,720
180	Realogy Holdings Corp.5	8,059
10,078	Redwood Trust, Inc. - REIT	192,490
7,190	Sberbank of Russia - ADR (Russia)	106,053

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,200	Solar Capital Ltd.	$30,324
9,152	Starwood Property Trust, Inc. - REIT5	234,657
36,277	Summit Hotel Properties, Inc. - REIT	333,386
2,140	Visa, Inc. - Class A	337,927
405	Webster Financial Corp.5	9,011
5,453	Weyerhaeuser Co. - REIT	164,244
		4,790,881

	INDUSTRIAL – 2.0%
3,750	AMETEK, Inc.5	153,712
8,636	Avnet, Inc.*	305,369
2,220	BE Aerospace, Inc.*	114,308
2,810	Cognex Corp.	111,445
6,740	CSX Corp.	148,482
2,570	Cummins, Inc.5	295,113
6,356	EnerSys*	260,151
13,433	FARO Technologies, Inc.*	446,110
28,346	Headwaters, Inc.*	265,319
2,700	Honeywell International, Inc.5	184,248
1,300	Illinois Tool Works, Inc.	81,679
4,180	Movado Group, Inc.5	152,821
11,281	OSI Systems, Inc.*	614,363
1,220	Parker Hannifin Corp.5	113,423
7,872	Rofin-Sinar Technologies, Inc.*	201,759
7,111	Ryder System, Inc.	403,763
5,190	Textron, Inc.5	149,264
250	Union Pacific Corp.	32,865
2,266	Valmont Industries, Inc.	330,202
		4,364,396

	TECHNOLOGY – 2.9%
8,150	Akamai Technologies, Inc.*, 5	331,787
420	Apple, Inc.	191,230
4,370	Broadcom Corp. - Class A5	141,807
4,280	Cavium, Inc.*, 5	143,123
1,980	Cognizant Technology Solutions Corp. - Class A*, 5	154,796
14,250	Dell, Inc.5	188,670
15,360	EMC Corp.*, 5	378,010
6,540	Fidelity National Information Services, Inc.5	242,699
8,250	Maxim Integrated Products, Inc.5	259,463
2,560	NXP Semiconductor N.V. (Netherlands)*	76,774
5,370	Oracle Corp.5	190,689
23,051	Power Integrations, Inc.	862,107
5,760	QUALCOMM, Inc.5	380,333
17,450	RADWARE Ltd. (Israel)*	634,656

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
2,480	ServiceNow, Inc.5	$68,746
37,503	Silicon Motion Technology Corp. - ADR (Taiwan)*	604,923
30,765	Skyworks Solutions, Inc.*	736,514
18,185	Ultratech, Inc.*	740,675
		6,327,002

	UTILITIES – 0.2%
2,100	ITC Holdings Corp.	170,100
10,600	NRG Energy, Inc.	254,400
		424,500

	TOTAL COMMON STOCKS (Cost $35,187,852)	37,677,802

	PREFERRED STOCKS – 4.1%
	BASIC MATERIALS – 0.1%
2,643	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 8/9/20134, 5	89,624
6,254	ArcelorMittal (Luxembourg) 6.000%, 12/21/20154	162,995
3,618	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 5/12/20154, 5	73,988
		326,607

	COMMUNICATIONS – 0.2%
362	Interpublic Group of Cos., Inc. 5.250%, 12/31/20492, 4, 5	408,245
1,631	Iridium Communications, Inc. 7.000%, 12/31/20493, 4, 5	160,348
		568,593

	CONSUMER, CYCLICAL – 0.3%
2,732	Beazer Homes USA, Inc. 7.500%, 7/15/20154, 5	83,900
10,429	Continental Airlines Finance Trust II 6.000%, 11/14/20302, 4	412,271
1,563	Goodyear Tire & Rubber Co. 5.875%, 3/31/20144, 5	73,803
		569,974

	CONSUMER, NON-CYCLICAL – 0.9%
2,060	Alere, Inc. 3.000%, 12/31/20494, 5	411,485
3,953	Bunge Ltd. (Bermuda) 4.875%, 12/31/20494, 5	429,889

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
392	HealthSouth Corp. 6.500%, 12/31/20494, 5	$436,198
7,781	Omnicare Capital Trust II 4.000%, 6/15/20332, 4, 5	390,752
327	Universal Corp. 6.750%, 3/15/20182, 4, 5	404,744
		2,073,068

	ENERGY – 0.7%
416	Chesapeake Energy Corp. 5.750%, 12/31/20493, 4, 5	424,060
603	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20494, 5	205,962
1,373	Penn Virginia Corp. 6.000%, 12/31/20494, 5	119,966
3,518	Sanchez Energy Corp. 4.875%, 12/31/20493, 4, 5	189,532
4,723	SandRidge Energy, Inc. 7.000%, 12/31/20494, 5	510,379
		1,449,899

	FINANCIAL – 1.7%
15,426	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20133, 4, 5	193,163
13,483	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20494, 5	367,412
10,078	AMG Capital Trust II 5.150%, 10/15/20374	514,608
6,069	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 12/31/20494, 5	375,140
208	Bank of America Corp. 7.250%, 12/31/20494, 5	246,012
6,329	Health Care REIT, Inc. 6.500%, 12/31/20494, 5	372,422
77	Huntington Bancshares, Inc. 8.500%, 12/31/20494	97,809
3,646	KeyCorp 7.750%, 12/31/20494, 5	477,398
5,850	MetLife, Inc. 5.000%, 9/4/20134	285,422
128	Oriental Financial Group, Inc. (Puerto Rico) 8.750%, 12/31/20493, 4, 5	175,472
11,376	Synovus Financial Corp. 8.250%, 5/15/20134, 5	265,061

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
248	Wintrust Financial Corp. 5.000%, 12/31/20494, 5	$259,842
		3,629,761

	INDUSTRIAL – 0.1%
2,157	United Technologies Corp. 7.500%, 8/1/20154, 5	122,820

	TECHNOLOGY – 0.1%
2,731	Unisys Corp. 6.250%, 3/1/20144, 5	176,832

	TOTAL PREFERRED STOCKS (Cost $8,166,738)	8,917,554

	EXCHANGE-TRADED FUNDS – 5.8%
5,881	Financial Select Sector SPDR Fund5	102,212
8,895	iShares FTSE A50 China Index ETF	13,511
15,000	iShares MSCI All Country Asia ex Japan Index Fund5	907,050
75,000	iShares MSCI EAFE Index Fund5	4,423,500
12,000	iShares Russell 2000 Index Fund5	1,075,440
1,617	Market Vectors Russia ETF5	49,836
10,000	PowerShares Buyback Achievers Portfolio5	314,600
12,500	SPDR S&P 500 ETF Trust5	1,871,250
1,200	United States Natural Gas Fund LP*	22,512
50,000	Vanguard MSCI European ETF5	2,546,500
20,000	Vanguard MSCI Pacific ETF	1,100,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,881,583)	12,426,811

Number of Contracts

	PURCHASED OPTION CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	GSV Capital Corp.
7	Exercise Price: $7.50, Expiration Date: March 16, 2013	805
	Myriad Genetics, Inc.
32	Exercise Price: $27.00, Expiration Date: February 16, 2013	3,040
	Perrigo Co.
21	Exercise Price: $100.00, Expiration Date: March 16, 2013	6,489
	RADWARE Ltd.
21	Exercise Price: $34.00, Expiration Date: February 16, 2013	5,407
	Skyworks Solutions, Inc.
21	Exercise Price: $21.00, Expiration Date: February 16, 2013	6,300
32	Exercise Price: $22.00, Expiration Date: February 16, 2013	6,880

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Weyerhaeuser Co.
20	Exercise Price: $31.00, Expiration Date: February 16, 2013	$300
		29,221

	INDEX – 0.0%
	S&P 500 E-mini
9	Exercise Price: $1,500.00, Expiration Date: February 1, 2013	23
19	Exercise Price: $1,525.00, Expiration Date: February 16, 2013	2,375
		2,398

	TOTAL CALL OPTIONS (Cost $27,087)	31,619

	PUT OPTIONS – 0.1%
	EQUITY – 0.1%
	Garmin Ltd.
21	Exercise Price: $37.00, Expiration Date: April 20, 2013	4,935
	iShares iBoxx $High Yield Corporate Bond Fund - ETF
200	Exercise Price: $93.00, Expiration Date: March 16, 2013	25,000
	iShares Russell 2000 Index Fund - ETF
100	Exercise Price: $85.00, Expiration Date: February 16, 2013	1,600
100	Exercise Price: $87.00, Expiration Date: February 16, 2013	3,700
	SPDR S&P 500 ETF Trust - ETF
100	Exercise Price: $135.00, Expiration Date: February 16, 2013	700
400	Exercise Price: $144.00, Expiration Date: March 16, 2013	46,000
400	Exercise Price: $142.00, Expiration Date: February 16, 2013	6,800
100	Exercise Price: $148.00, Expiration Date: February 16, 2013	8,400
200	Exercise Price: $140.00, Expiration Date: April 20, 2013	26,600
300	Exercise Price: $143.00, Expiration Date: April 20, 2013	54,300
		178,035

	TOTAL PUT OPTIONS (Cost $261,856)	178,035

	TOTAL PURCHASED OPTION CONTRACTS (Cost $288,943)	209,654

	TOTAL INVESTMENTS – 98.9% (Cost $204,536,039)	213,697,944
	Other Assets in Excess of Liabilities – 1.1%	$2,445,486

	TOTAL NET ASSETS – 100.0%	$216,143,430

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT – (16.8)%
	BONDS – (0.4)%
	CORPORATE – (0.4)%
$(554,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.875%, 8/15/20192	$(606,630)
(250,000)	Spirit Aerosystems, Inc. 7.500%, 10/1/20172	(266,875)
		(873,505)

	TOTAL BONDS (Proceeds $835,718)	(873,505)

Number of Shares

	COMMON STOCKS – (11.8)%
	BASIC MATERIALS – (0.6)%
(2,237)	AngloGold Ashanti Ltd. - ADR (South Africa)	(62,681)
(6,379)	ArcelorMittal (Luxembourg)	(109,464)
(2,420)	EI du Pont de Nemours & Co.	(114,829)
(4,992)	Horsehead Holding Corp.*	(49,720)
(9,803)	Innophos Holdings, Inc.	(495,738)
(1,647)	Kaiser Aluminum Corp.	(102,377)
(1,310)	Praxair, Inc.	(144,585)
(2,200)	Silver Standard Resources, Inc. (Canada)*	(26,510)
(2,108)	Sterlite Industries India Ltd. - ADR (India)	(17,897)
(10,479)	Stillwater Mining Co.*	(141,047)
(16,424)	Thompson Creek Metals Co., Inc.*	(66,846)
		(1,331,694)

	COMMUNICATIONS – (1.8)%
(1,000)	Baidu, Inc. - ADR (China)*	(108,300)
(1,318)	CBS Corp. - Class B	(54,987)
(3,050)	Ciena Corp.*	(47,763)
(8,501)	DealerTrack Holdings, Inc.*	(268,462)
(1,270)	Factset Research Systems, Inc.	(117,501)
(14,563)	Interpublic Group of Cos., Inc.	(176,358)
(4,085)	IPG Photonics Corp.	(267,486)
(13,208)	Iridium Communications, Inc.*	(92,456)
(130)	Level 3 Communications, Inc.*	(3,097)
(1,760)	Netflix, Inc.*	(290,822)
(3,030)	Omnicom Group, Inc.	(164,468)
(1,370)	OpenTable, Inc.*	(72,185)
(140)	priceline.com, Inc.*	(95,966)
(1,190)	Rackspace Hosting, Inc.*	(89,667)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(6,325)	SBA Communications Corp. - Class A*	$(440,600)
(1,890)	Scripps Networks Interactive, Inc. - Class A	(116,745)
(94,454)	Sirius XM Radio, Inc.	(296,586)
(6,880)	Starz - Liberty Capital*	(109,667)
(1,205)	TIBCO Software, Inc.*	(28,245)
(736)	Time Warner Cable, Inc.	(65,754)
(2,916)	Time Warner, Inc.	(147,316)
(9,244)	VeriSign, Inc.*	(401,282)
(1,318)	Viacom, Inc. - Class B	(79,541)
(12,208)	Virgin Media, Inc.	(480,873)
(1,144)	WebMD Health Corp.*	(18,910)
		(4,035,037)

	CONSUMER, CYCLICAL – (2.0)%
(4,440)	Ascena Retail Group, Inc.*	(75,258)
(1,320)	Autoliv, Inc. (Sweden)	(86,856)
(3,119)	Beazer Homes USA, Inc.*	(58,700)
(16,477)	Callaway Golf Co.	(108,089)
(30,850)	Chico's FAS, Inc.	(553,141)
(2,511)	Daimler A.G. (Germany)	(146,177)
(9,232)	DR Horton, Inc.	(218,429)
(6,790)	Gap, Inc.	(221,897)
(3,907)	Goodyear Tire & Rubber Co.*	(53,760)
(14,448)	Hawaiian Holdings, Inc.*	(83,365)
(1,176)	Home Depot, Inc.	(78,698)
(13,430)	JetBlue Airways Corp.*	(78,028)
(1,387)	KB Home	(26,450)
(8,554)	Lennar Corp. - Class A	(355,333)
(13,564)	MGM Resorts International*	(173,212)
(2,670)	Nordstrom, Inc.	(147,464)
(790)	Panera Bread Co. - Class A*	(126,250)
(9,146)	Regis Corp.	(162,341)
(1,500)	Ross Stores, Inc.	(89,550)
(2,733)	Ryland Group, Inc.	(108,555)
(9,760)	Southwest Airlines Co.	(109,410)
(11,345)	Standard Pacific Corp.*	(94,163)
(3,670)	Target Corp.	(221,705)
(1,075)	Tod's S.p.A. (Italy)	(146,836)
(552)	Toll Brothers, Inc.*	(20,672)
(4,957)	United Continental Holdings, Inc.*	(119,712)
(9,643)	Wabash National Corp.*	(99,805)
(5,734)	WESCO International, Inc.*	(418,181)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(2,210)	Wolverine World Wide, Inc.	$(95,030)
		(4,277,067)

	CONSUMER, NON-CYCLICAL – (1.8)%
(9,276)	Alere, Inc.*	(197,208)
(1,535)	Auxilium Pharmaceuticals, Inc.*	(28,244)
(2,725)	B&G Foods, Inc.	(86,382)
(2,391)	Bunge Ltd.	(190,467)
(1,810)	C.R. Bard, Inc.	(184,747)
(1,605)	Chiquita Brands International, Inc.*	(11,797)
(2,440)	Cubist Pharmaceuticals, Inc.*	(105,018)
(150)	Dendreon Corp.*	(882)
(4,006)	Endo Health Solutions, Inc.*	(126,830)
(12,342)	Exelixis, Inc.*	(57,514)
(4,450)	General Mills, Inc.	(186,633)
(7,725)	HealthSouth Corp.*	(184,319)
(7,384)	ICU Medical, Inc.*	(446,363)
(483)	Illumina, Inc.*	(24,454)
(1,372)	Isis Pharmaceuticals, Inc.*	(19,935)
(1,054)	LifePoint Hospitals, Inc.*	(46,070)
(432)	Live Nation Entertainment, Inc.*	(4,432)
(355)	Mastercard, Inc. - Class A	(184,032)
(1,256)	Medicines Co.*	(37,529)
(1,282)	NuVasive, Inc.*	(22,089)
(5,607)	Omnicare, Inc.	(218,393)
(5,200)	Patterson Cos., Inc.	(187,876)
(8,606)	PHH Corp.*	(188,299)
(2,537)	Theravance, Inc.*	(56,448)
(3,470)	UnitedHealth Group, Inc.	(191,579)
(5,755)	Universal Corp.	(312,957)
(1,990)	Varian Medical Systems, Inc.*	(140,593)
(1,442)	Volcano Corp.*	(36,108)
(4,756)	Weight Watchers International, Inc.	(254,303)
(1,296)	WellPoint, Inc.	(84,007)
(3,802)	Wright Medical Group, Inc.*	(80,374)
		(3,895,882)

	ENERGY – (1.1)%
(255)	Alpha Natural Resources, Inc.*	(2,259)
(6,725)	Atlas Energy LP	(258,307)
(11,139)	Chesapeake Energy Corp.	(224,785)
(1,930)	Chevron Corp.	(222,239)
(3,644)	Cobalt International Energy, Inc.*	(88,221)
(1,500)	Diamond Offshore Drilling, Inc.	(112,635)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(5,070)	Energy XXI Bermuda Ltd. (Bermuda)	$(158,792)
(3,867)	Newpark Resources, Inc.*	(33,334)
(2,338)	Peabody Energy Corp.	(58,801)
(18,593)	Penn Virginia Corp.	(79,764)
(6,385)	Sanchez Energy Corp.	(127,572)
(51,095)	SandRidge Energy, Inc.*	(361,753)
(410)	SEACOR Holdings, Inc.	(37,298)
(2,390)	Stone Energy Corp.*	(53,775)
(8,150)	Ultra Petroleum Corp.*	(148,493)
(11,317)	Western Refining, Inc.	(380,591)
		(2,348,619)

	FINANCIAL – (1.7)%
(1,275)	Affiliated Managers Group, Inc.*	(183,511)
(2,997)	Air Lease Corp.*	(71,538)
(1,665)	Alexandria Real Estate Equities, Inc. - REIT	(120,712)
(5,267)	American Equity Investment Life Holding Co.	(70,999)
(9,061)	Amtrust Financial Services, Inc.	(301,188)
(6,743)	Aspen Insurance Holdings Ltd. (Bermuda)	(230,004)
(219)	Bank of America Corp.	(2,479)
(620)	BlackRock, Inc.	(146,494)
(4,850)	China Resources Land Ltd. (China)	(14,759)
(2,140)	City National Corp.	(113,334)
(3,940)	DFC Global Corp.*	(75,884)
(12,176)	DuPont Fabros Technology, Inc. - REIT	(287,841)
(3,540)	Eaton Vance Corp.	(128,148)
(3,860)	Encore Capital Group, Inc.*	(116,147)
(6,585)	Greentown China Holdings Ltd. (China)	(13,551)
(3,614)	Health Care REIT, Inc. - REIT	(227,104)
(12,703)	Hopson Development Holdings Ltd. (China)*	(26,142)
(385)	Huntington Bancshares, Inc.	(2,680)
(7,815)	iStar Financial, Inc. - REIT*	(75,727)
(412)	Jefferies Group, Inc.	(8,211)
(1,620)	Jones Lang LaSalle, Inc.	(149,267)
(6,586)	KeyCorp	(61,908)
(2,179)	Knight Capital Group, Inc. - Class A*	(8,106)
(7,057)	Longfor Properties Co., Ltd. (China)	(13,231)
(5,276)	MetLife, Inc.	(197,006)
(7,135)	National Financial Partners Corp.*	(125,647)
(8,288)	Oriental Financial Group, Inc. (Puerto Rico)	(119,099)
(9,643)	Shimao Property Holdings Ltd. (China)	(21,312)
(1,990)	State Street Corp.	(110,743)
(77,566)	Synovus Financial Corp.	(200,120)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(3,197)	Walter Investment Management Corp.*	$(143,258)
(5,026)	Wintrust Financial Corp.	(186,314)
(4,720)	Zions Bancorporation	(110,070)
		(3,662,534)

	INDUSTRIAL – (1.5)%
(2,475)	Analogic Corp.	(188,570)
(3,812)	Apogee Enterprises, Inc.	(93,203)
(26,126)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(283,467)
(7,391)	Covanta Holding Corp.	(145,751)
(13,775)	DryShips, Inc. (Greece)*	(29,754)
(3,311)	FEI Co.	(201,839)
(730)	Flowserve Corp.	(114,442)
(10,013)	General Cable Corp.*	(336,637)
(988)	Greenbrier Cos., Inc.*	(19,691)
(700)	J.B. Hunt Transport Services, Inc.	(47,089)
(2,740)	Northrop Grumman Corp.	(178,210)
(2,101)	Regal-Beloit Corp.	(155,810)
(1,910)	Stanley Black & Decker, Inc.	(146,745)
(11,833)	Swift Transportation Co.*	(161,639)
(2,920)	Tech Data Corp.*	(148,657)
(3,561)	Tennant Co.	(163,948)
(1,360)	TransDigm Group, Inc.	(184,198)
(7,096)	Trex Co., Inc.*	(299,806)
(863)	United Technologies Corp.	(75,573)
(5,457)	UTi Worldwide, Inc.	(80,545)
(14,241)	Vishay Intertechnology, Inc.*	(156,509)
		(3,212,083)

	TECHNOLOGY – (1.3)%
(895)	3D Systems Corp.*	(51,776)
(2,190)	ARM Holdings PLC - ADR (United Kingdom)	(89,921)
(2,760)	Bottomline Technologies, Inc.*	(80,261)
(9,456)	Cadence Design Systems, Inc.*	(131,722)
(2,270)	Check Point Software Technologies Ltd. (Israel)*	(113,500)
(2,187)	Electronic Arts, Inc.*	(34,402)
(2,280)	Fiserv, Inc.*	(183,107)
(8,041)	GT Advanced Technologies, Inc.*	(25,410)
(3,560)	Infosys Ltd. - ADR (India)	(187,683)
(1,150)	International Business Machines Corp.	(233,530)
(4,446)	Lam Research Corp.*	(182,908)
(13,653)	Microchip Technology, Inc.	(456,693)
(19,395)	Micron Technology, Inc.*	(146,626)
(6,880)	Microsoft Corp.	(188,994)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(3,480)	MSCI, Inc.*	$(117,415)
(2,620)	Seagate Technology PLC (Ireland)	(89,028)
(6,606)	Take-Two Interactive Software, Inc.*	(80,395)
(2,240)	Teradata Corp.*	(149,318)
(4,510)	Texas Instruments, Inc.	(149,191)
(6,410)	Unisys Corp.*	(142,366)
		(2,834,246)

	TOTAL COMMON STOCKS (Proceeds $23,432,770)	(25,597,162)

	EXCHANGE-TRADED FUNDS – (4.5)%
(2,843)	Consumer Staples Select Sector SPDR Fund	(104,822)
(3,000)	iShares Barclays 20+ Year Treasury Bond Fund	(351,960)
(40,000)	iShares iBoxx $High Yield Corporate Bond Fund	(3,746,800)
(4,700)	iShares MSCI Germany Index Fund	(120,837)
(9)	iShares MSCI South Africa Index Fund	(596)
(1,450)	iShares Russell 2000 Growth Index Fund	(147,378)
(2,716)	iShares Russell 2000 Index Fund	(243,408)
(3,280)	Market Vectors Biotech ETF	(189,190)
(5,090)	Market Vectors Semiconductor ETF	(174,587)
(2,842)	Oil Services Holders Trust	(123,911)
(4,200)	SPDR S&P 500 ETF Trust	(628,740)
(6,089)	SPDR S&P MidCap 400 ETF Trust	(1,210,859)
(16,165)	SPDR S&P Oil & Gas Exploration & Production ETF	(939,187)
(1,816)	SPDR S&P Regional Banking ETF	(54,171)
(11,662)	SPDR S&P Retail ETF	(782,287)
(32,460)	Technology Select Sector SPDR Fund	(954,324)
(1,200)	United States Natural Gas Fund LP*	(22,512)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $9,536,412)	(9,795,569)

Number of Contracts

	WRITTEN OPTION CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	EQUITY – (0.1)%
	EOG Resources, Inc.
(18)	Exercise Price: $135.00, Expiration Date: February 16, 2013	(990)
	Home Loan Servicing Solutions Ltd.
(23)	Exercise Price: $20.00, Expiration Date: February 16, 2013	(4,140)
	iShares Barclays 20+ Year Treasury Bond Fund - ETF
(12)	Exercise Price: $118.00, Expiration Date: February 16, 2013	(1,092)
(24)	Exercise Price: $119.00, Expiration Date: February 16, 2013	(1,344)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	iShares Russell 2000 Index Fund - ETF
(100)	Exercise Price: $89.00, Expiration Date: February 16, 2013	$(15,500)
	Perrigo Co.
(21)	Exercise Price: $105.00, Expiration Date: March 16, 2013	(3,465)
	Pioneer Natural Resources Co.
(6)	Exercise Price: $120.00, Expiration Date: February 16, 2013	(1,620)
(6)	Exercise Price: $130.00, Expiration Date: February 16, 2013	(330)
	RADWARE Ltd.
(21)	Exercise Price: $37.00, Expiration Date: February 16, 2013	(1,208)
	SPDR S&P 500 ETF Trust - ETF
(300)	Exercise Price: $150.00, Expiration Date: February 16, 2013	(43,200)
		(72,889)

	TOTAL CALL OPTIONS (Proceeds $40,387)	(72,889)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	BlackRock, Inc.
(12)	Exercise Price: $230.00, Expiration Date: February 16, 2013	(1,080)
	EOG Resources, Inc.
(6)	Exercise Price: $120.00, Expiration Date: February 16, 2013	(876)
	Garmin Ltd.
(21)	Exercise Price: $34.00, Expiration Date: April 20, 2013	(2,436)
	iShares Barclays 20+ Year Treasury Bond Fund - ETF
(30)	Exercise Price: $115.00, Expiration Date: February 16, 2013	(1,950)
	iShares iBoxx $High Yield Corporate Bond Fund - ETF
(100)	Exercise Price: $87.00, Expiration Date: March 16, 2013	(2,000)
	iShares Russell 2000 Index Fund - ETF
(100)	Exercise Price: $80.00, Expiration Date: February 16, 2013	(300)
(100)	Exercise Price: $82.00, Expiration Date: February 16, 2013	(500)
	PPG Industries, Inc.
(12)	Exercise Price: $135.00, Expiration Date: February 16, 2013	(1,440)
	SPDR S&P 500 ETF Trust - ETF
(100)	Exercise Price: $125.00, Expiration Date: June 22, 2013	(8,700)
(100)	Exercise Price: $125.00, Expiration Date: March 16, 2013	(1,200)
(200)	Exercise Price: $120.00, Expiration Date: February 16, 2013	(300)
(200)	Exercise Price: $125.00, Expiration Date: April 20, 2013	(6,300)
(200)	Exercise Price: $132.00, Expiration Date: February 16, 2013	(800)
(200)	Exercise Price: $137.00, Expiration Date: February 16, 2013	(1,600)
(100)	Exercise Price: $120.00, Expiration Date: December 21, 2013	(22,500)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Weight Watchers International, Inc.
(53)	Exercise Price: $45.00, Expiration Date: February 16, 2013	$(3,445)
		(55,427)

	TOTAL PUT OPTIONS (Proceeds $101,068)	(55,427)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $141,455)	(128,316)

	TOTAL SECURITIES SOLD SHORT (Proceeds $33,946,355)	$(36,394,552)

ADR – American Depository Receipt
GDR – Global Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
€ – Euro

* Non-income producing security.
1 Variable, floating or step rate security.
2 Callable.
3    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4 Convertible security.
5    All or a portion of this security is segregated as collateral for securities sold short and swap contracts.  Aggregate value of segregated securities is $48,971,542.  Cash is held to cover the remaining amount of securities sold short.

7 Illiquid security.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
AK Steel Corp.
7.625%, 5/15/2020	Receive	5.00%	3/20/18	$	373,000	$(56,882)	$(9,112)
Avon Products, Inc.
6.500%, 3/1/2019	Pay	1.00	9/20/17		799,000	97,515	12,948
Bank of America Corp.
5.650%, 5/1/2018	Receive	1.00	6/20/17		669,270	(58,018)	58,312
5.650%, 5/1/2018	Receive	1.00	12/20/17		400,000	(11,823)	10,250
Best Buy Co, Inc.
5.500%, 3/15/2021	Pay	1.00	9/20/17		893,000	224,200	2,324
Brazilian Government International Bond
12.250%, 3/6/2030	Receive	1.00	12/20/17		4,045,000	(18,081)	(4,906)
12.250%, 3/6/2030	Receive	1.00	3/20/18		2,820,000	(16,022)	(6,432)
12.250%, 3/6/2030	Pay	1.00	12/20/22		4,045,000	175,499	18,288
12.250%, 3/6/2030	Pay	1.00	3/20/23		2,820,000	121,423	18,452
Gazprom OAO Via Gaz Capital S.A.
8.625%, 4/28/2034	Pay	1.00	3/20/18		2,120,000	88,642	22,699
Goldman Sachs Group, Inc.
5.950%, 1/18/2018	Receive	1.00	9/20/17		600,000	(41,324)	34,298
Goodyear Tire & Rubber Co.
7.000%, 3/15/2028	Pay	5.00	3/20/18		1,120,000	10,270	1,086
JC Penney Corp., Inc.
6.375%, 10/15/2036	Pay	1.00	9/20/17		1,117,200	281,743	54,705
Markit CDX.NA
Investment Grade Series 9 Index	Pay	1.00	12/20/14		17,985,000	(346,651)	12,230
High Yield Series 19 Index	Pay	5.00	12/20/17		2,000,000	(53,125)	(6,007)
Republic of Korea
4.875%, 9/22/2014	Receive	1.00	12/20/17		3,030,000	55,422	(6,117)
4.875%, 9/22/2014	Receive	1.00	3/20/18		1,880,000	35,044	(6,471)
4.875%, 9/22/2014	Pay	1.00	12/20/22		3,115,000	(19,619)	31,689
4.875%, 9/22/2014	Pay	1.00	3/20/23		1,880,000	(2,519)	11,101
Russian Foreign Bond - Eurobond
7.500%, 3/31/2030	Receive	1.00	3/20/18		3,293,000	(48,888)	(23,333)
7.500%, 3/31/2030	Pay	1.00	3/20/23		1,173,000	84,191	16,120
South Africa Government
International Bond
6.500%, 6/2/2014	Receive	1.00	3/20/18		940,000	(30,103)	(2,939)
6.500%, 6/2/2014	Pay	1.00	3/20/23		940,000	94,258	9,790
Turkey Government International Bond
11.875%, 1/15/2030	Receive	1.00	12/20/17		3,235,000	(45,362)	2,968
11.875%, 1/15/2030	Receive	1.00	3/20/18		3,999,000	(46,321)	(18,943)
11.875%, 1/15/2030	Pay	1.00	12/20/22		3,235,000	223,144	622
11.875%, 1/15/2030	Pay	1.00	3/20/23		3,999,000	254,294	31,341

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

SWAP CONTRACTS (Continued)
CREDIT DEFAULT SWAPS (Continued)

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan (Continued)
United Kingdom Gilt
4.250%, 6/7/2032	Receive	1.00%	3/20/18	$	1,880,000	$48,910	$(255)
4.250%, 6/7/2032	Pay	1.00	6/20/21		500,000	(8,904)	(1,360)
4.250%, 6/7/2032	Pay	1.00	9/20/21		1,060,000	(10,210)	(11,220)
4.250%, 6/7/2032	Pay	1.00	12/20/21		470,000	(3,746)	(5,613)
TOTAL CREDIT DEFAULT SWAPS						$976,957	$246,515

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

INTEREST RATE SWAPS

	Pay/					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Floating Rate Index	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
6-Month JPY-LIBOR	Pay	0.27	1/18/18	JPY	254,000,000	$—	$2,504
6-Month JPY-LIBOR	Pay	0.29	1/29/18		127,000,000	—	567
6-Month JPY-LIBOR	Pay	1.75	12/21/42		27,007,000	(4,668)	20,816
TOTAL INTEREST RATE SWAPS						$(4,668)	$23,887

SWAPTIONS
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty/	Buy/Sell	Exercise	Expiration		Notional		Market
Description	Protection	Price	Date	Ccy	Amount	Premium	Value
J.P. Morgan
Markit CDX.NA.HY.19 V1
Call - 5 Year Index	Sell	$104	3/20/13	$	(5,000,000)	$(12,500)	$(8,000)
Put - 5 Year Index	Sell	96	3/20/13		(5,000,000)	(20,500)	(8,000)
Put - 5 Year Index	Buy	100	3/20/13		5,000,000	58,000	27,500
Put - 5 Year Index	Buy	101	3/20/13		5,000,000	42,500	46,500
Put - 5 Year Index	Sell	96	5/15/13		(5,000,000)	(34,250)	(32,000)
TOTAL CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES						$33,250	$26,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

SWAPTIONS (Continued)
INTEREST RATE SWAPTIONS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.30%	5/28/13	KRW	2,000,000,000	$48,059	$2
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.18	7/22/13	KRW	1,050,000,000	26,375	36
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.25	10/28/13	KRW	9,212,000,000	113,000	1,393
Put - OTC 3-Year	3-Month USD-LIBOR-BBA	Receive	3.00	10/29/13	$	5,000,000	32,500	90
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		100,000	4,260	848
TOTAL INTEREST RATE SWAPTIONS							$224,194	$2,369

INFLATION CAP OPTION

Counterparty/	Exercise	Strike	Expiration		Notional	Premium	Market
Description	Index	Index	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Cap - OTC CPURNSA Index	Maximum of (Inflation Adjustment - 1.05) or 0	225.922	10/18/21	$	1,320,000	$58,080	$46,237
TOTAL INFLATION CAP OPTION						$58,080	$46,237

FOREIGN CURRENCY OPTIONS

Counterparty/	Exercise	Expiration		Notional	Premium	Market
Description	Price	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC USD versus JPY	$90	8/1/14	$	1,170,000	$36,709	$66,990
Call - OTC USD versus JPY	100	3/2/15		550,000	15,194	16,585
Call - OTC USD versus JPY	100	2/15/16		2,930,000	101,210	113,961
TOTAL FOREIGN CURRENCY OPTIONS					$153,113	$197,536

JPY - Japanese Yen
KRW - South Korean Won

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Exchange	Purchased	Date	January 31, 2013	(Depreciation)
Brazilian Real	BRL per USD	600,000	$293,559	$299,651	$6,092
Euro	EUR per USD	3,200,000	4,251,802	4,346,076	94,274
Japanese Yen	JPY per USD	677,905,920	7,737,473	7,415,602	(321,871)
Swiss Franc	CHF per USD	2,100,000	2,301,509	2,308,730	7,221
			14,584,343	14,370,059	(214,284)

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Exchange	Sold	Date	January 31, 2013	(Depreciation)
British Pound	GBP per USD	(1,700,000)	(2,689,963)	(2,695,536)	(5,573)
Euro	EUR per USD	(4,295,950)	(5,801,224)	(5,834,553)	(33,329)
Japanese Yen	JPY per USD	(1,232,659,350)	(13,986,889)	(13,484,028)	502,861
Singapore Dollar	SGD per USD	(1,300,000)	(1,049,534)	(1,050,329)	(795)
South African Rand	ZAR per USD	(3,700,000)	(405,761)	(411,049)	(5,288)
			(23,933,371)	(23,475,495)	457,876
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(9,349,028)	$(9,105,436)	$243,592

BRL – Brazilian Real
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
SGD – Singapore Dollar
ZAR – South African Rand

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities are less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at January 31, 2013:
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
2	S&P 500 E-mini	March, 2013	$(300)
(75)	CBOT 5 Year U.S. Treasury Note	March, 2013	66,015
(30)	CBOT 10 Year U.S. Treasury Note	March, 2013	66,249
(5)	CBOT U.S. Treasury Long Bond	March, 2013	32,914
(1)	TSE Japanese 10 Year Bond Future	March, 2013	4,261
			$169,139

(h) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2013, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$205,257,160

Proceeds from securities sold short	$(33,332,266)

Unrealized appreciation	$9,949,929
Unrealized (depreciation)	(4,571,431)
Net unrealized appreciation on investments and securities sold short	$5,378,498

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 31	Total
Bank Loans	$-	$11,703,380	$-	$11,703,380
Bonds
Asset-Backed Securities	-	104,380,702	-	104,380,702
Corporate	-	38,203,221	-	38,203,221
Government	-	178,820	-	178,820
Common Stocks
Basic Materials	1,082,719	-	-	1,082,719
Communications	4,102,445	-	-	4,102,445
Consumer, Cyclical	5,225,301	-	-	5,225,301
Consumer, Non-Cyclical	7,344,503	-	-	7,344,503
Energy	4,016,055	-	-	4,016,055
Financial	4,790,881	-	-	4,790,881
Industrial	4,364,396	-	-	4,364,396
Technology	6,327,002	-	-	6,327,002
Utilities	424,500	-	-	424,500
Preferred Stocks
Basic Materials	163,612	162,995	-	326,607
Communications	-	568,593	-	568,593
Consumer, Cyclical	83,900	486,074	-	569,974
Consumer, Non-Cyclical	-	2,073,068	-	2,073,068
Energy	119,966	1,329,933	-	1,449,899
Financial	285,422	3,344,339	-	3,629,761
Industrial	122,820	-	-	122,820
Technology	-	176,832	-	176,832
Exchange Traded Funds	12,426,811	-	-	12,426,811
Purchased Call Options	31,619	-	-	31,619
Purchased Put Options	178,035	-	-	178,035
Total	$51,089,987	$162,607,957	$-	$213,697,944

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Bonds
Corporate	$-	$873,505	$-	$873,505
Common Stocks
Basic Materials	1,331,694	-	-	1,331,694
Communications	4,035,037	-	-	4,035,037
Consumer, Cyclical	4,277,067	-	-	4,277,067
Consumer, Non-Cyclical	3,895,882	-	-	3,895,882
Energy	2,348,619	-	-	2,348,619
Financial	3,662,534	-	-	3,662,534
Industrial	3,212,083	-	-	3,212,083
Technology	2,834,246	-	-	2,834,246
Exchange Traded Funds	9,795,569	-	-	9,795,569
Written Call Options	72,889		-	72,889
Written Put Options	55,427		-	55,427
Total	$35,521,047	$873,505	$-	$36,394,552

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$-	$246,515	$-	$246,515
Interest Rate Swaps	-	23,887	-	23,887
Credit Default Swaptions on Credit Indices	-	26,000	-	26,000
Interest Rate Swaptions	-	2,369	-	2,369
Inflation Cap	-	46,237	-	46,237
Foreign Currency Options	-	197,536	-	197,536
Foreign Currency Contracts	-	243,592	-	243,592
Futures Contracts	169,139	-	-	169,139
Total	$169,139	$786,136	$-	$955,275

1	The Fund did not hold any Level 3 securities at period end.
*
Other financial instruments are derivative instruments, such as futures contracts, forward contracts and swaps contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  The following is a reconciliation of transfers between Levels from April 30, 2012 to January 31, 2013, represented by recognizing the January 31, 2013 market value of securities:

Transfers into Level 1	$103,715
Transfers out of Level 1	(265,061)
Net transfers in (out) of Level 1	$(161,346)

Transfers into Level 2	$265,061
Transfers out of Level 2	(103,715)
Net transfers in (out) of Level 2	$161,346

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/28/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/28/13